Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,528,626	$ 376,355
Less: accumulated depreciation	(872,983)	(89,298)
Property, plant and equipment, net	665,643	287,057
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	505,423	284,922
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	258,420	13,716
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	375,991	59,473
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 388,792	$ 18,244